Property and Equipment, Net (Details) - Schedule of Property and Equipment by Geographical Location - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Asset Reconciling Item [Line Items]
Property, Plant and Equipment, Net	$ 216	$ 225
Israel [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, Plant and Equipment, Net	88	74
Romania [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, Plant and Equipment, Net	58	70
Germany [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, Plant and Equipment, Net	$ 70	$ 81